Segments Results (Schedule of Revenues by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 30,575	$ 28,508	$ 89,318	$ 84,035	$ 113,400
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,085	8,186	26,987	24,028	32,844
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,615	12,151	35,805	35,600	48,325
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,565	2,773	9,892	7,892	10,578
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,121	2,212	6,898	6,803	8,908
Middle East (Other Than Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,142	2,447	6,852	7,740	10,006
Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,047	$ 739	$ 2,884	$ 1,972	$ 2,739